Nature of the Business (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 15, 2019	Nov. 17, 2021	Jun. 22, 2021	Dec. 31, 2021	Jul. 01, 2019
Nature of the Business (Details) [Line Items]
Membership interests acquired				10.00%
Denver, CO, operates square-foot, description				Good Meds, the operating unit of CMI, is based in Denver, CO, and operates in a 60,000-square-foot cultivation and processing facility.
Aggregate purchase price			$ 3,500,000,000,000
Common stock shares			10,000,000
Medical cannabis				$ 6,000,000,000
Equity financing cost		$ 10,300,000
Purchase share issued		1,010,000
Chief Executive Officer [Member]
Nature of the Business (Details) [Line Items]
Purchase share issued		760,000
General Extract, LLC [Member]
Nature of the Business (Details) [Line Items]
Membership interests acquired					100.00%
Critical Mass Industries [Member]
Nature of the Business (Details) [Line Items]
Cash paid	$ 1,999,770
Critical Mass Industries [Member] | First Colombia Devco S.A.S [Member]
Nature of the Business (Details) [Line Items]
Shares issued	13,553,233